Schedule of Movement in Non-Vested Share Options (Detail) (USD $)	6 Months Ended
Jun. 30, 2011
Options Outstanding Number of Shares Exercise Price Non-vested
Non vested outstanding at beginning of period	2,673,674
Granted	799,449
Vested	(718,445)
Forfeited	(238,836)
Non vested outstanding at end of period	2,515,842
Weighted Average Exercise Price Non-vested
Non vested outstanding at beginning of period	$ 24.76
Granted	$ 20.25
Vested	$ 20.15
Forfeited	$ 25.52
Non vested outstanding at end of period	$ 23.77
Weighted Average Fair Value Non-vested
Non vested outstanding at beginning of period	$ 9.48
Granted	$ 8.52
Vested	$ 7.61
Forfeited	$ 9.79
Non vested outstanding at end of period	$ 9.29